Earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share
Schedule of earnings and number of shares used in basic and diluted loss per share computations

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Profit for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	30,891	9,311	16,625	14,714

Weighted average number of ordinary shares for basic earnings per share	18,124,482	18,295,642	18,131,797	18,113,102
Weighted average number of ordinary shares for diluted earnings per share	18,420,761	18,453,001	18,519,769	18,270,461
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	1.70	0.51	0.92	0.81
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	1.68	0.50	0.90	0.81